Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

A.	Israeli Innovation Authority (the “IIA”):

The Company undertook to pay royalties to the IIA in respect of grants it received from the IIA for the years 2006 through 2014 for participation in research and development costs. According to the terms of the grants, the IIA was entitled to receive royalties at the rate of 3.5% of the revenue, up to the amount of the grants received, including accumulated interest. As of the second half of 2017, new provisions to the grant agreements have entered into force, which stipulate that small companies (up to an annual turnover of $70,000) will pay royalties at the rate of 3%.

The liability to the IIA shown in Note 8 is calculated based on the Company’s revenue from products developed with grants from the IIA.

As of December 31, 2023, based on 2023 second median revenue, the Company recorded a liability for royalties which amounted to $47.

As of December 31, 2023, the Company has no open application for grants to the IIA.

Total grants received by the Company, including accumulated interest, amounted to approximately $2,630 ($2,084 net of royalties paid). The grants are linked to the exchange rate of the dollar, and bear interest of LIBOR per annum until December 31 2023. Starting on January 1, 2024 the interest will be calculated at a rate based on 12-month Secured Overnight Financing Rate, or SOFR, or at an alternative rate published by the Bank of Israel plus 0.71513%.

B.	Liens:

The Company pledged a deposit in the amount of NIS 71 (approximately $20) to secure a bank guarantee issued in connection with a lease agreement. In addition, the Company pledged a deposit in the amount of $15 to secure a bank guarantee issued in connection with a credit card issued. The deposits are presented in the consolidated balance sheets as a non-current asset under “Prepaid expenses and other long-term assets”.

The Company pledged a deposit in the amount of $296 deposit to secure a bank guarantee issued in favor of a customer agreement. The deposits are presented in the consolidated balance sheets as a non-current asset under “Prepaid expenses and other long-term assets”. On November 29, 2023, the deposit was repaid.

C.	Class Action:

(1)	On July 5, 2021, the Company was informed that a motion (the “motion”) to certify a claim as a Class Action was filed against it and the members of the Board of Directors, the controlling shareholder and the investors who took part in the private placement that was approved by the general meeting on March 7, 2021 (the “investors”). The Motion to Certify was filed with the Tel Aviv District court by a shareholder of the Company, (the “Plaintiff”).

In the motion, the plaintiff claims, inter alia, that the Company made a private placement of securities to the controlling shareholder and the investors at a significant discount on the share price at that time, which did not reflect the material information that was allegedly in the Company’s possession and which was also brought to the attention of the investors. The motion also alleged defects in the manner of approving the private placement at the meeting of the Company’s shareholders.

The plaintiff estimated the amount of his individual claim at a sum of approximately NIS 30,000 thousand (USD 8,271), the amount of the class action, insofar as it will be qualified as such, at a sum of approximately NIS 163,459 thousand (USD 45,067) for the class damages that the plaintiff claims had their shares diluted unlawfully, and at a sum of approximately NIS 234,349 thousand (USD 64,612), for damage that was supposedly caused to the shareholders due to a sale at less than the allegedly full market price.

On October 2, 2022, the Company and the other respondents filed their response to the motion (the “Company’s Response”). In the Company’s Response, the Company and its directors denied the arguments asserted in the motion and stated that the motion cannot be maintained as a motion for class certification because the events that actually occurred (as opposed to the theories that were made up by the Plaintiff) do not establish grounds for such a motion. The Company’s Response further asserted that the motion was filed in bad faith.

Moreover, the Company and its Directors stated that they acted in good faith, taking into account the interests of the Company, and observed its obligations set out by law – both with respect to the private placement transaction that the Company made with the investors, and in all information that was presented to the public during the argued period that was lawfully published and reported in compliance with its duty of disclosure.

The Company’s Response was supported by two expert opinions, including: (1) an expert opinion regarding FDA issues (the “FDA Expert Opinion”) and (2) an expert opinion (regarding economic issues), as well as by affidavits from the CEO of the Company and a member of the Board of Directors, the Company’s Vice President, Regulatory, Quality Assurance and Clinical Applications, and a regulatory consultant of the Company.

On December 15, 2022, the Plaintiff asked the court to order the Company to disclose any Company materials provided by the Company to the FDA expert in connection with his preparation of the FDA Expert Opinion (“Company’s Materials” and “Motion to Disclose”). On January 24, 2023, the Company filed a response in which it refuted and objected to the Motion to Disclose. The court ordered the parties to reach an understanding regarding the procedure of the disclosure of said materials. In June 2023, and according to the court’s order, the Plaintiff signed a Confidential Disclosure Agreement, which, according to it, the Plaintiff and its representative undertook to treat the confidential information contained in the Company’s Materials as strictly confidential and subject to the written consent of the Company if it wanted to use the Company’s Materials. In July and September 2023, the Company disclosed only part of the Company’s Materials and filed a motion to maintain parts of the Company’s Materials confidential. On January 28, 2024, the court determined that once the Plaintiff signed the Confidential Disclosure Agreement, the Company must disclose all the above materials to the Plaintiff and granted expenses totaling NIS 8,500 (USD 2). In February 2024, the Company’s Materials were delivered in hard copy to the plaintiff’s attorney under the restrictions of the Confidential Disclosure Agreement. The plaintiff must submit its response to the Company’s Response by May 15, 2024.

After a review of the motion and its responses, the Company believes that the motion is without merit and that the factual description and the data underlying the motion are incorrect and/or imprecise.

(2)	On July 29, 2021, the Company was informed that a motion to certify a claim as a Class Action was filed against it claiming that the Company’s reports filed on the TASE electronic filing site, the MAYA, and on the ISA electronic filing site, the MAGNA, were not in compliance with applicable accessibility guidelines, and, therefore, the Company prevents or reduces the access of people with disabilities to such reports.

The claim is in the amount of NIS 5,000 thousand (USD 1,378). As far as the Company is aware, this motion was filed against many companies that trade on the TASE. (the ‘motion’).

Since the plaintiff filed many duplicative motions against numerous respondents (the ‘motions’), the respondents (following a court decision dated March 6, 2022) filed a joint response on July 20, 2022, on the common issues of motions raised.

Following a hearing that took place on February 16, 2023, the plaintiff filed, on March 2, 2023, a notice to the court agreeing to a dismissal of the motion with prejudice and without costs. On March 5, 2023, the court dismissed the motions with prejudice and without costs.